Accounts payable and accrued liabilities	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Accounts payable and accrued liabilities

8.	Accounts payable and accrued liabilities

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	September 30,	December 31,
	2025	2024
	$	$
Trade accounts payable	1,030	2,407
Accrued research and development costs	224	1,344
Accrued employee benefits	288	607
Payroll tax and other statutory liabilities	(20)	25
Other accrued liabilities	426	347
	1,948	4,730

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2025, and for the three months ended September 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)